Borrowings - GAS-eleven Ltd. facility (Details) - GAS-fourteen Ltd. $ in Thousands	Oct. 16, 2015 USD ($) tranche installment item	Oct. 25, 2016 USD ($)
Borrowings
Debt assumed from acquired entities	$ 143,622
Number of international banks | item	14
Number of tranches in loan agreement | tranche	4
Loan agreement amount tranche one	$ 50,544
Loan agreement amount tranche two	25,258
Loan agreement amount tranche three	24,643
Loan agreement amount tranche four	$ 60,252
Number of semi annual installments for first three tranches | installment	24
Number of semi annual installments for the fourth tranche | installment	20
Drawn amount		$ 160,697
KEXIM and K-Sure
Borrowings
Percentage of finance coverage	60.00%
GasLog Gibralter first three tranches
Borrowings
Number of years Profile	12 years
GasLog Gibralter fourth tranche
Borrowings
Number of years Profile	20 years